CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Redeemable convertible preferred stock (Series B, Series C and Series D), par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock (Series B, Series C and Series D), shares authorized	0	8,192,876	8,192,876
Redeemable convertible preferred stock (Series B, Series C and Series D), shares issued	0	8,192,876	8,192,876
Redeemable convertible preferred stock (Series B, Series C and Series D), shares outstanding	0	8,192,876	8,192,876
Redeemable convertible preferred stock (Series B, Series C and Series D), aggregate liquidation preference	$ 0	$ 40,436	$ 40,436
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	310,000,000	40,348,565	37,533,553
Common stock, shares issued	39,432,161	31,429,898	28,461,978
Common stock, shares outstanding	39,432,161	25,934,980	25,819,830
Treasury stock, common shares	5,494,918	5,494,918
Pro Forma
Common stock, shares authorized		40,348,565
Common stock, shares issued		39,622,774
Common stock, shares outstanding		34,127,856